STOCKHOLDERS’ EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands							7 Months Ended	12 Months Ended
	Dec. 20, 2024	Oct. 21, 2024	Jun. 26, 2024	May 20, 2024	Feb. 01, 2024	Apr. 21, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 03, 2024
Class of Stock [Line Items]
Proceeds from issuance of common stock in pre-closing financing						$ 11,704
Offering expenses						$ 546
Sale of stock, aggregate cash fee, percentage of gross proceeds		7.00%
Management fee, percentage of gross proceeds		1.00%
Reimbursement of accountable expenses		$ 25
Reimbursement of non-accountable expenses		10
Warrant issuance		$ 1,911							$ 532
Prefunded Warrants
Class of Stock [Line Items]
Proceeds from issuance of common stock in pre-closing financing							$ 3,605
Warrant exercise price (in usd per share)			$ 0.0017		$ 0.0221
Series B-1 common warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)					$ 243.10
Number of shares called by each warrant					1
Series B-2 common warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)					$ 243.10
Number of shares called by each warrant					1
Series A-1 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)					$ 0.0001
Series C-1 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)			$ 31.11
Number of shares called by each warrant			1
Series C-2 Common Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)			$ 31.11
Number of shares called by each warrant			1
June 2024 PA Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)		3,140	9,001							9,002
Warrant exercise price (in usd per share)		$ 21.25	$ 38.89							$ 38.89
Prior Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)		44,842
Warrant exercise price (in usd per share)		$ 17.00
Proceeds from warrant exercise, net of offering cost		$ 609
Class of warrant or right, offering cost		$ 154
Series D-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)		44,839
Series D-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)		44,839
Series D Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)		$ 17.00
Public Offering
Class of Stock [Line Items]
Offering expenses			$ 1,057		$ 1,110
Sale of stock (in shares)			3,529		1,495
Net proceeds from sale of stock			$ 3,172		$ 4,389
Number of securities issued (in shares)			1		1
Sale of stock, price per share (in usd per share)			$ 31.11		$ 243.10
Public Offering | Prefunded Warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)			125,047		21,131
Number of shares called by warrants (in shares)			125,047		21,131
Number of securities issued (in shares)			1		1
Public Offering | Series B-1 common warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)					22,631
Number of shares called by warrants (in shares)					22,631
Number of securities issued (in shares)					1
Public Offering | Series B-2 common warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)					22,631
Number of shares called by warrants (in shares)					22,631
Number of securities issued (in shares)					1
Public Offering | Series C-1 Common Warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)			128,577
Number of shares called by warrants (in shares)			128,577
Number of securities issued (in shares)			1
Public Offering | Series C-2 Common Warrants
Class of Stock [Line Items]
Number of warrant shares (in shares)			128,577
Number of shares called by warrants (in shares)			128,577
Number of securities issued (in shares)			1
At The Market Offering
Class of Stock [Line Items]
Proceeds from issuance of common stock in pre-closing financing							$ 3,605	$ 3,604	0
Sale of stock (in shares)							325,618
Net proceeds from sale of stock							$ 3,467
Sale of stock, maximum value of shares offered	$ 322			$ 10,000
Sale of stock, agent compensation, percentage				3.00%
At The Market Offering | Weighted Average
Class of Stock [Line Items]
Sale of stock, price per share (in usd per share)							$ 11.07	$ 11.07
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)						164
Additional shares converted into common stock (in shares)						656
Additional Paid-in Capital
Class of Stock [Line Items]
Warrants, equity impact					$ 4,279
Warrant issuance									$ 532
Additional Paid-in Capital | Pre-Funded And Series C Warrants
Class of Stock [Line Items]
Warrants, equity impact			$ 2,908
Additional Paid-in Capital | June 2024 PA Warrants
Class of Stock [Line Items]
Warrants, equity impact			$ 229
Investor
Class of Stock [Line Items]
Investment in cash						$ 12,250